Note 11 - Financial Instruments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Fair Value Disclosures [Text Block]

NOTE 11:  FINANCIAL INSTRUMENTS

Kodak, as a result of its global operating and financing activities, is exposed to changes in foreign currency exchange rates and interest rates, which may adversely affect its results of operations and financial position.  Kodak manages such exposures, in part, with derivative financial instruments.  Foreign currency forward contracts are used to mitigate currency risk related to foreign currency denominated assets and liabilities, as well as forecasted foreign currency denominated intercompany assets.  Kodak’s exposure to changes in interest rates results from its investing and borrowing activities used to meet its liquidity needs.  Kodak does not utilize financial instruments for trading or other speculative purposes.

Kodak’s foreign currency forward contracts are not designated as hedges, and are marked to market through net (loss) earnings at the same time that the exposed assets and liabilities are re-measured through net (loss) earnings (both in Other (charges) income, net in the Consolidated Statement of Operations).  The notional amount of such contracts open at December 31, 2015 and 2014 was approximately $384 million and $334 million, respectively.  The majority of the contracts of this type held by Kodak are denominated in Euros, British pounds, and Chinese renminbi.  The net effect of foreign currency forward contracts in the results of operations is shown in the following table:

	Successor			Predecessor
(in millions)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Four Months Ended December 31, 2013	For the Eight Months Ended August 31, 2013
Net gain (loss) from derivatives not designated as hedging instruments	$14	$10	$(14)	$2

Kodak had no derivatives designated as hedging instruments for the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013 or eight months ended August 31, 2013.

Kodak’s financial instrument counterparties are high-quality investment or commercial banks with significant experience with such instruments.  Kodak manages exposure to counterparty credit risk by requiring specific minimum credit standards and diversification of counterparties.  Kodak has procedures to monitor the credit exposure amounts.  The maximum credit exposure at December 31, 2015 was not significant to Kodak.

In the event of a default under the Company’s Term Credit Agreements, the ABL Credit Agreement, or a default under any derivative contract or similar obligation of Kodak, subject to certain minimum thresholds, the derivative counterparties would have the right, although not the obligation, to require immediate settlement of some or all open derivative contracts at their then-current fair value, but with liability positions netted against asset positions with the same counterparty.

Fair Value

Fair values of Kodak’s foreign currency forward contracts are determined using observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows (an income approach valuation technique) considering the risks involved and using discount rates appropriate for the duration of the contracts. The gross fair value of the foreign currency forward contracts was not material as of December 31, 2015 and 2014.

Transfers between levels of the fair value hierarchy are recognized based on the actual date of the event or change in circumstances that caused the transfer.  There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2015.

The fair value of long-term borrowings is measured on a nonrecurring basis.  Fair values of long-term borrowings (Level 2 fair value measurements) are determined by reference to quoted market prices, if available, or by pricing models based on the value of related cash flows discounted at current market interest rates.  The fair values of long-term borrowings were $588 million and $681 million at December 31, 2015 and December 31, 2014, respectively.

The carrying values of cash and cash equivalents, restricted cash, and short-term borrowings and current portion of long-term debt approximate their fair values.